Acquisitions - 2019 business acquisitions (Details) - USD ($)	1 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 1,898,000	$ 32,616,000
Acres Cultivation, LLC - ("Acres")
Disclosure of detailed information about business combination [line items]
Consideration paid		$ 47,597,000
Cash paid		15,000,000
Contingent consideration		9,500,000
Shares issued value		12,856,000
Gain on change in fair value of the contingent consideration	$ 1,034,000
Transaction cost		448,000
Acres Cultivation, LLC - ("Acres") | Dispensaries located in Amesbury, Salisbury and Salem
Disclosure of detailed information about business combination [line items]
Shares issued value		$ 8,569,000
Acres Cultivation, LLC - ("Acres") | SVS
Disclosure of detailed information about business combination [line items]
Number of shares issued		3,108,183
Equity consideration number of shares		3,108,183
Acres Cultivation, LLC - ("Acres") | SVS | Dispensaries located in Amesbury, Salisbury and Salem
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 500,000
Number of shares issued		2,039,062
Equity consideration number of shares		2,039,062